Taxes (Details) - Schedule of taxes payable - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule of taxes payable [Abstract]
Income tax payable	$ 15,078	$ 377,025
VAT payable	2,189	(53,035)
Other tax payables	19,958	10,533
Total	$ 37,225	$ 334,523